6. ACQUISITION OF ASSETS OF PHYTOSPHERE SYSTEMS, LLC	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisition of Assets of PhytoSphere Systems, LLC

On December 15, 2012, we entered into an Agreement for Purchase and Sale of Assets (the “Purchase Agreement”) with PhytoSPHERE Systems, LLC, a Delaware limited liability company (“PhytoSPHERE”), whereby on January 29, 2013 we acquired certain assets of PhytoSPHERE. Pursuant to the Purchase Agreement, we acquired from PhytoSPHERE tangible equipment, inventory including 460 kg of raw hemp oil, all URLs and domain names of PhytoSPHERE, all landline telephone numbers and postal addresses affiliated with PhytoSPHERE, an exclusive license to use the names “PhytoSPHERE” and “PhytoSPHERE Systems” in the development and commercialization of hemp-based products including CBD, existing bank accounts with a total balance of $50,775, vendor lists, permits, licenses and other approvals, and all rights and obligations under existing and pending supply contracts. The Company purchased the assets of PhytoSPHERE as the basis for adoption of the Company’s new business model, which is to manufacture, market and sell products containing hemp oil. As part of the purchase price, the Company acquired intangible assets which could not be specifically identified which has been classified as goodwill on the accompanying consolidated financial statements. Goodwill represents the residual value after all identifiable assets were valued and what not valued independently and is primarily attributable to assembled workforce, operating and process know-how and potential expansion into local and global markets. We expect goodwill to be deductible for tax purposes.

As compensation for the purchase, the Company issued 5,825,000 shares of common stock and paid $950,000 in cash.

The purchase price of the acquisition was determined to be $8,020,000 based on management’s estimate of the fair market value of the business acquired. The fair market value was determined to be the more appropriate basis of valuation as the Company’s common stock was not trading and the Company had no operations at the time of acquisition in order to estimate a fair market value of Company common stock. The Company’s common stock issued was contemporaneously valued with the purchase price of PhytoSPHERE.

The following is the allocation of the purchase price:

Assets acquired
Tangible assets
Cash	$50,775
Accounts receivable	396,438
Inventory	345,477
Prepaid inventory	1,260,510
Property and equipment	1,288
Total tangible assets	2,054,488

Identifiable intangible assets
Vendor relationships	1,170,000
Trade name	230,000
Noncompete agreement - PhytoSPHERE	2,710,000
Total identifiable intangible assets	4,110,000

Unidentifiable intangible assets
Goodwill residual estimate	1,855,512
Total assets acquired from PhytoSPHERE	$8,020,000

Due to the complexity and limited information available from the selling company of PhytoSPHERE, supplemental proforma information has not been presented. The operations and management of PhytoSPHERE was not indicative of the current operations and strategy, accordingly, the proforma information would not be indicative of future operations or be beneficial to the users of these financial statements.

We have amortized the identifiable intangible assets using the straight-line method over a useful life of five years. We determined that the useful life of those assets are based on the term of the noncompete agreement and estimated lives of relationships acquired. Amortization of intangible assets is expected to be approximately $822,000 for the years ending December 31, 2015, 2016 and 2017 and $68,500 for the year ending December 31, 2018.

Intangible assets consist of the following at December 31, 2014 and 2013:

	Original Fair Market Value	Accumulated Amortization	Net

Balance - December 31, 2013:
Vendor relationships	$1,170,000	$214,500	$955,500
Trade name	230,000	42,167	187,833
Noncompete agreement	2,710,000	496,833	2,213,167
	$4,110,000	$753,500	$3,356,500

Balance - December 31, 2014:
Vendor relationships	$1,170,000	$448,000	$722,000
Trade name	230,000	88,167	141,833
Noncompete agreement	2,710,000	1,038,833	1,671,167
	$4,110,000	$1,575,000	$2,535,000

Amortization expense for the year ended December 31, 2014 and 2013 totaled $821,500 and $753,500, respectively.